Time Deposits and Other Time Liabilities (Details) - Schedule of time deposits and other time liabilities $ in Millions, $ in Millions	Dec. 31, 2020 CLP ($)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 CLP ($)	Dec. 31, 2019 USD ($)
Deposits and other demand liabilities
Checking accounts		$ 11,342,648		$ 8,093,108
Other deposits and demand accounts		1,583,183		741,103
Other demand liabilities		1,635,062		1,463,221
Subtotal		14,560,893		10,297,432
Time deposits and other time liabilities
Time deposits		10,421,872		13,064,932
Time savings account		153,330		123,787
Other time liabilities		6,589		4,098
Subtotal		10,581,791		13,192,817
Total	$ 14,560,893	$ 25,142,684	$ 10,297,432	$ 23,490,249